THE BLDRS INDEX FUNDS TRUST

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE SELECT ADR INDEX FUND

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2012

"BLDRS" and "Baskets of Listed Depositary Receipts" are service marks of
The Bank of New York Mellon

BLDRS INDEX FUNDS TRUST

Table of Contents

The BLDRS Index Funds Trust

Introduction	1
Report of Independent Registered Public Accounting Firm	2
Schedules of Investments	3
Financial Statements	17
Financial Highlights	27
Notes to Financial Statements	31
Supplemental Information (Unaudited)	39

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THE BLDRS INDEX FUNDS TRUST

This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR Index(SM); the BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR Index(SM); the BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR Index(SM); and the BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR Index(SM). Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek returns that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index.

BLDRS Asia 50 ADR Index Fund

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR Index(SM). The BNY Mellon Asia 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2012 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $3 billion to over $115 billion.

BLDRS Developed Markets 100 ADR Index Fund

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR Index(SM). The BNY Mellon Developed Markets 100 ADR Index includes 100 component American Depositary Receipts as of September 30, 2012 representing the securities issued by 100 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $450 million to over $175 billion.

BLDRS Emerging Markets 50 ADR Index Fund

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR Index(SM). The BNY Mellon Emerging Markets 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2012 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $5 billion to over $58 billion.

BLDRS Europe Select ADR Index Fund

The BLDRS Europe Select ADR Index Fund (formally known as BLDRS Europe 100 ADR Index Fund) seeks to track The BNY Mellon Europe Select ADR Index(SM) (formally known as the BNY Mellon Europe 100 ADR Index (SM)). The BNY Mellon Europe Select ADR Index includes 83 component American Depositary Receipts as of September 30, 2012 representing the securities issued by 83 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $450 million to over $175 billion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and Unitholders of the BLDRS Index Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BLDRS Index Funds Trust (the "Trust"), comprising of the BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund, the BLDRS Emerging Markets 50 ADR Index Fund and the BLDRS Europe Select ADR Index Fund (the "Funds"), as of September 30, 2012, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the BLDRS Index Funds Trust at September 30, 2012, the results of their operations and the changes in their net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
January 15, 2013

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2012

American Depositary Receipts	Shares	Value
Toyota Motor Corp.	34,721	$2,725,946
BHP Billiton Ltd.	37,604	2,580,010
Westpac Banking Corp.	14,421	1,850,647
Mitsubishi UFJ Financial Group, Inc.	331,575	1,541,824
China Mobile Ltd.	24,476	1,354,991
Honda Motor Co., Ltd.	42,207	1,304,196
Taiwan Semiconductor Manufacturing Co., Ltd.	71,378	1,129,200
Sumitomo Mitsui Financial Group, Inc.	165,556	1,023,136
Mizuho Financial Group, Inc.	283,200	914,736
Canon, Inc.	28,261	904,635
CNOOC Ltd.	3,793	768,955
Baidu, Inc.*	6,382	745,545
PetroChina Co., Ltd.	4,983	643,604
POSCO	7,822	637,806
Infosys Technologies Ltd.	11,348	550,832
NTT DoCoMo, Inc.	31,611	510,834
China Life Insurance Co., Ltd.	11,738	509,077
Nippon Telegraph & Telephone Corp.	20,680	490,323
Kyocera Corp.	4,542	392,838
Shinhan Financial Group Co., Ltd.	5,632	378,133
China Petroleum & Chemical Corp.	3,986	368,386
Panasonic Corp.	54,725	359,543
HDFC Bank Ltd.	9,164	344,383
Nomura Holdings, Inc.	90,920	323,675
KB Financial Group, Inc.	9,142	322,621
Chunghwa Telecom Co., Ltd.	9,124	289,687
Kubota Corp.	5,514	278,567
Sony Corp.	23,759	277,980
ICICI Bank Ltd.	6,728	270,062
Telekomunikasi Indonesia tbk PT	5,916	230,310
Nidec Corp.	12,247	225,222
China Telecom Corp. Ltd.	3,334	193,272
China Unicom Hong Kong Ltd.	10,297	167,944
Korea Electric Power Corp.*	13,305	165,248
LG Display Co., Ltd.*	10,816	135,957
Philippine Long Distance Telephone Co.	2,027	133,802
SK Telecom Co., Ltd.	8,689	126,338
United Microelectronics Corp.	59,469	121,912
Tata Motors Ltd.	4,623	118,719
Wipro Ltd.	13,240	118,498

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2012

American Depositary Receipts	Shares	Value
Advanced Semiconductor Engineering, Inc.	29,461	$109,890
NetEase, Inc.*	1,812	101,726
KT Corp.	6,318	98,814
Woori Finance Holdings Co., Ltd.	2,875	84,985
Siliconware Precision Industries Co.	14,469	79,724
Yanzhou Coal Mining Co., Ltd.	4,935	73,778
Mindray Medical International Ltd.	2,153	72,362
AU Optronics Corp.	19,265	67,042
Dr Reddy's Laboratories Ltd.	2,088	64,436
Ctrip.Com International Ltd.*	3,666	61,882
Total Investments (Cost $36,097,499)		$26,344,033

*  Non-income producing security for the year ended September 30, 2012.

The securities of the BLDRS Asia 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Automobiles & Parts	$4,030,142	15.30%
Banks	7,054,202	26.78%
Electricity	165,248	0.63%
Electronic & Electrical Equipment	977,603	3.71%
Fixed Line Telecommunications	782,408	2.97%
Health Care Equipment & Services	72,362	0.27%
Industrial Engineering	397,286	1.51%
Industrial Metals & Minings	711,584	2.70%
Leisure Goods	339,862	1.29%
Life Insurance	509,077	1.93%
Mining	2,580,011	9.79%
Mobile Telecommunications	2,813,907	10.68%
Oil & Gas Producers	1,780,945	6.76%
Pharmaceuticals & Biotechnology	64,436	0.25%
Software & Computer Services	1,516,601	5.76%
Technology Hardware & Equipment	2,548,359	9.67%
Total	$26,344,033	100.00%

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2012

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$26,344,033	+	$—	$—	$26,344,033
Total	$26,344,033		$—	$—	$26,344,033

+  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2012

American Depositary Receipts	Shares	Value
HSBC Holdings PLC	48,558	$2,256,005
Novartis AG	36,184	2,216,632
Vodafone Group PLC	65,748	1,873,489
BP PLC	42,421	1,796,954
Royal Dutch Shell PLC, Class A	24,526	1,702,350
Total SA	31,389	1,572,589
Toyota Motor Corp.	19,824	1,556,382
GlaxoSmithKline PLC	33,295	1,539,561
BHP Billiton Ltd.	21,470	1,473,057
Sanofi	32,861	1,414,995
British American Tobacco PLC	13,180	1,352,795
Royal Dutch Shell PLC, Class B	17,853	1,272,919
Siemens AG	11,123	1,113,968
Westpac Banking Corp.	8,233	1,056,541
Banco Santander SA	132,162	985,929
Diageo PLC	8,377	944,339
Novo Nordisk A/S	5,840	921,610
Anheuser-Busch InBev NV	10,700	919,237
SAP AG	12,456	888,486
BHP Billiton PLC	14,120	881,935
Mitsubishi UFJ Financial Group, Inc.	189,310	880,291
Unilever NV	22,927	813,450
AstraZeneca PLC	16,694	798,975
ENI SpA	17,979	788,199
Rio Tinto PLC	16,414	767,519
Honda Motor Co., Ltd.	24,098	744,628
Telefonica SA	54,157	719,205
Unilever PLC	16,131	589,104
UBS AG*	48,147	586,430
Sumitomo Mitsui Financial Group, Inc.	94,535	584,226
Banco Bilbao Vizcaya Argentaria SA	71,963	557,713
ABB Ltd.*	28,573	534,315
National Grid PLC	9,534	527,802
Barclays PLC	37,865	525,188
Teva Pharmaceutical Industries Ltd.	12,596	521,600
Mizuho Financial Group, Inc.	160,812	519,423
Canon, Inc.	16,050	513,760
Deutsche Bank AG	12,428	492,770
Syngenta AG	6,324	473,351
Prudential PLC	17,018	442,468

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2012

American Depositary Receipts	Shares	Value
ING Groep NV*	51,636	$407,408
BT Group PLC	10,397	386,768
Telefonaktiebolaget LM Ericsson	40,691	371,509
Statoil ASA	14,070	362,865
Lloyds Banking Group PLC*	139,252	346,737
Koninklijke Philips Electronics NV, Class Y	13,899	325,932
Credit Suisse Group AG	15,356	324,779
France Telecom SA	25,852	315,911
ASML Holding NV, Class G	5,614	301,360
NTT DoCoMo, Inc.	17,867	288,731
Nippon Telegraph & Telephone Corp.	11,677	276,862
WPP PLC	3,357	228,712
Shire PLC	2,495	221,307
Kyocera Corp.	2,558	221,241
Pearson PLC	10,813	211,286
Fresenius Medical Care AG & Co., KGaA	2,769	203,245
Panasonic Corp.	30,831	202,560
Aviva PLC	18,311	190,618
CRH PLC	9,700	186,240
Nomura Holdings, Inc.	51,110	181,952
ArcelorMittal	12,105	174,796
ARM Holdings PLC	6,133	171,601
Kubota Corp.	3,090	156,107
Sony Corp.	13,325	155,903
Reed Elsevier PLC	4,060	155,133
Randgold Resources Ltd.	1,229	151,167
Smith & Nephew PLC	2,401	132,343
Telecom Italia SpA	13,060	131,122
Reed Elsevier NV	4,838	128,788
Tenaris SA	3,157	128,711
Nokia OYJ	50,073	128,688
Nidec Corp.	6,828	125,567
Aegon NV, Class G	23,380	121,810
Royal Bank of Scotland Group PLC*	13,066	108,709
Carnival PLC	2,851	104,803
Intercontinental Hotels Group PLC*	3,860	101,325
Cie Generale de Geophysique-Veritas*	2,357	77,427
Luxottica Group SpA	2,131	75,139
Elan Corp. PLC*	6,436	68,994
Veolia Environnement	5,905	63,892

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2012

American Depositary Receipts	Shares	Value
Ryanair Holdings PLC*	1,918	$61,856
Delhaize Group SA	1,356	52,287
Portugal Telecom SGPS SA	10,069	49,942
STMicroelectronics NV, Class Y	8,763	47,320
Governor & Co. of The Bank of Ireland*	8,561	47,257
Alcatel-Lucent*	30,986	34,085
Melco Entertainment, Ltd.*	2,439	32,877
National Bank of Greece SA	12,784	30,682
Alumina Ltd.	8,276	28,304
NICE Systems Ltd.*	842	27,971
Wacoal Holdings Corp.	376	22,372
Sims Metal Management Ltd.	2,224	22,018
Grifols SA*	941	21,483
ASM International NV, Class G	566	19,136
ICON PLC*	783	19,082
Logitech International SA*	2,075	18,986
Aixtron AG	1,249	16,512
CSR PLC	679	13,763
CNH Global NV*	349	13,531
Partner Communications Co., Ltd.	1,139	5,980
Promotora de Informaciones SA*	223	424
Total Investments (Cost $70,365,022)		$48,724,106

*  Non-income producing security for the year ended September 30, 2012.

The securities of the BLDRS Developed Markets 100 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Automobiles & Parts	$2,301,010	4.72%
Banks	9,710,088	19.93%
Beverages	1,863,576	3.82%
Chemicals	473,351	0.97%
Construction & Materials	186,240	0.38%
Electronic & Electrical Equipment	801,428	1.65%
Financial Services	181,952	0.37%
Fixed Line Telecommunications	1,879,811	3.86%
Food & Drug Retailers	52,287	0.11%
Food Producers	1,402,554	2.88%
Gas, Water & Multiutilities	591,694	1.21%

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2012

Industry Classification	Value	Percentage
General Industrials	$1,127,732	2.31%
Health Care Equipment & Services	354,669	0.73%
Industrial Engineering	703,953	1.44%
Industrial Metals & Minings	331,811	0.68%
Leisure Goods	231,042	0.47%
Life Insurance	754,895	1.55%
Media	724,343	1.49%
Mining	3,273,678	6.72%
Mobile Telecommunications	2,168,200	4.45%
Oil & Gas Producers	7,495,876	15.38%
Oil Equipment, Services & Distribution	77,427	0.16%
Personal Goods	22,372	0.05%
Pharmaceuticals & Biotechnology	7,725,156	15.86%
Software & Computer Services	888,487	1.82%
Support Services	22,018	0.05%
Technology Hardware & Equipment	1,724,800	3.54%
Tobacco	1,352,795	2.78%
Travel & Leisure	300,861	0.62%
Total	$48,724,106	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$48,724,106	+	$—	$—	$48,724,106
Total	$48,724,106		$—	$—	$48,724,106

+  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2012

American Depositary Receipts	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	1,412,529	$22,346,209
China Mobile Ltd.	401,633	22,234,403
Petroleo Brasileiro SP, Class A	818,039	18,054,121
America Movil SAB de CV	689,986	17,553,244
Petroleo Brasileiro SA	633,482	14,532,077
Vale SA, Class A Preferred	810,278	14,066,426
Itau Unibanco Holding SA	876,785	13,397,275
CNOOC Ltd.	61,794	12,527,498
Baidu, Inc.*	103,929	12,140,986
Banco Bradesco SA	734,950	11,810,646
Cia de Bebidas das Americas	289,532	11,080,390
PetroChina Co., Ltd.	81,078	10,472,034
POSCO	127,315	10,381,265
Vale SA, Class A	513,108	9,184,633
Infosys Technologies Ltd.	184,382	8,949,902
Sasol Ltd.	194,685	8,679,057
China Life Insurance Co., Ltd.	190,632	8,267,710
Fomento Economico Mexicano SAB de CV	72,273	6,647,671
Shinhan Financial Group Co., Ltd.	91,112	6,117,260
China Petroleum & Chemical Corp.	64,484	5,959,611
Ecopetrol SA	94,801	5,586,623
HDFC Bank Ltd.	147,976	5,560,938
KB Financial Group, Inc.	147,576	5,207,957
AngloGold Ashanti Ltd.	146,738	5,143,167
Chunghwa Telecom Co., Ltd.	146,892	4,663,821
BRF - Brasil Foods SA	256,230	4,432,779
ICICI Bank Ltd.	108,018	4,335,842
Telekomunikasi Indonesia tbk PT	94,901	3,694,496
Grupo Televisa SA	154,298	3,627,546
Gold Fields Ltd.	280,332	3,602,266
Ultrapar Participacoes SA	158,345	3,532,677
Mobile Telesystems OJSC	194,548	3,408,481
Cemex SAB de CV*	405,761	3,379,989
Gerdau SA	343,506	3,266,742
China Telecom Corp. Ltd.	53,328	3,091,424
Latam Airlines Group SA	118,925	3,006,424
Cia de Minas Buenaventura SA	70,903	2,762,381
China Unicom Hong Kong Ltd.	163,951	2,674,041
Korea Electric Power Corp.*	210,553	2,615,068

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2012

American Depositary Receipts	Shares	Value
Cia Brasileira de Distribuicao Grupo Pao de Acucar	54,058	$2,438,556
Telefonica Brasil SA	111,504	2,424,097
Cencosud SA	122,033	2,239,306
Cia Energetica de Minas Gerais	184,523	2,236,419
LG Display Co., Ltd.*	170,500	2,143,185
Sociedad Quimica y Minera de Chile SA	34,694	2,138,538
Philippine Long Distance Telephone Co.	31,971	2,110,406
Empresa Nacional de Electricidad SA	42,023	2,015,423
SK Telecom Co., Ltd.	136,837	1,989,610
Bancolombia SA	32,611	1,947,203
United Microelectronics Corp.	934,684	1,916,102
Total Investments (Cost $418,928,408)		$341,593,925

*  Non-income producing security for the year ended September 30, 2012.

The securities of the BLDRS Emerging Markets 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$48,377,121	14.16%
Beverages	17,728,060	5.19%
Chemicals	2,138,538	0.63%
Construction & Materials	3,379,989	1.00%
Electricity	6,866,910	2.01%
Fixed Line Telecommunications	7,625,927	2.23%
Food Producers	9,110,641	2.67%
Gas, Water & Multiutilities	3,532,677	1.03%
Industrial Metals & Minings	36,899,067	10.80%
Life Insurance	8,267,710	2.42%
Media	3,627,546	1.06%
Mining	11,507,814	3.37%
Mobile Telecommunications	38,664,852	11.32%
Oil & Gas Producers	93,364,265	27.33%
Software & Computer Services	21,090,888	6.17%
Technology Hardware & Equipment	26,405,496	7.73%
Travel & Leisure	3,006,424	0.88%
Total	$341,593,925	100.00%

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2012

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$341,593,925	+	$—	$—	$341,593,925
Total	$341,593,925		$—	$—	$341,593,925

+  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

BLDRS Europe Select ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2012

American Depositary Receipts	Shares	Value
HSBC Holdings PLC	16,971	$788,473
Novartis AG	12,646	774,694
Vodafone Group PLC	22,979	654,787
BP PLC	14,826	628,029
Royal Dutch Shell PLC, Class A	8,572	594,983
Total SA	10,971	549,647
GlaxoSmithKline PLC	11,637	538,095
Sanofi	11,485	494,544
British American Tobacco PLC	4,606	472,760
Royal Dutch Shell PLC, Class B	6,240	444,912
Siemens AG	3,888	389,383
Banco Santander SA	46,191	344,585
Diageo PLC	2,928	330,073
Novo Nordisk A/S	2,041	322,090
Anheuser-Busch InBev NV	3,740	321,303
SAP AG	4,353	310,500
BHP Billiton PLC	4,935	308,240
Unilever NV	8,013	284,301
AstraZeneca PLC	5,834	279,215
ENI SpA	6,284	275,491
Rio Tinto PLC	5,737	268,262
Telefonica SA	18,928	251,364
Unilever PLC	5,638	205,900
UBS AG*	16,828	204,965
Banco Bilbao Vizcaya Argentaria SA	25,151	194,920
ABB Ltd. *	9,986	186,738
National Grid PLC	3,332	184,460
Barclays PLC	13,234	183,556
Teva Pharmaceutical Industries Ltd.	4,402	182,287
Deutsche Bank AG	4,344	172,240
Syngenta AG	2,210	165,419
Prudential PLC	5,948	154,648
ING Groep NV*	18,047	142,391
BT Group PLC	3,634	135,185
Telefonaktiebolaget LM Ericsson	14,222	129,847
Statoil ASA	4,917	126,809
Lloyds Banking Group PLC*	48,669	121,186
Koninklijke Philips Electronics NV, Class Y	4,858	113,920
Credit Suisse Group AG	5,367	113,512

BLDRS Europe Select ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2012

American Depositary Receipts	Shares	Value
France Telecom SA	9,035	$110,408
ASML Holding NV, Class G	1,962	105,320
WPP PLC	1,173	79,916
Shire PLC	872	77,346
Pearson PLC	3,779	73,842
Fresenius Medical Care AG & Co., KGaA	968	71,051
Aviva PLC	6,400	66,624
CRH PLC	3,390	65,088
ArcelorMittal	4,231	61,096
ARM Holdings PLC	2,144	59,989
Reed Elsevier PLC	1,419	54,220
Randgold Resources Ltd.	429	52,767
Smith & Nephew PLC	839	46,246
Telecom Italia SpA	4,565	45,833
Reed Elsevier NV	1,691	45,014
Nokia OYJ	17,500	44,975
Tenaris SA	1,103	44,969
Aegon NV, Class G	8,171	42,571
Mobile Telesystems OJSC	2,366	41,452
Royal Bank of Scotland Group PLC*	4,567	37,997
Carnival PLC	996	36,613
Intercontinental Hotels Group PLC*	1,349	35,411
Cie Generale de Geophysique-Veritas*	824	27,068
Luxottica Group SpA	745	26,269
Elan Corp. PLC*	2,249	24,109
Veolia Environnement	2,064	22,332
Ryanair Holdings PLC*	670	21,608
Delhaize Group SA	474	18,277
Portugal Telecom SGPS SA	3,519	17,454
STMicroelectronics NV, Class Y	3,063	16,540
Governor & Co. of The Bank of Ireland*	2,992	16,516
VimpelCom Ltd.	1,081	12,864
Alcatel-Lucent*	10,830	11,913
National Bank of Greece SA*	4,468	10,723
NICE Systems Ltd.*	294	9,767
Grifols SA*	329	7,511
ASM International NV, Class G	198	6,694
ICON PLC*	274	6,677
Logitech International SA*	725	6,634

BLDRS Europe Select ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2012

American Depositary Receipts	Shares	Value
Aixtron AG	437	$5,777
CSR PLC	237	4,804
CNH Global NV*	122	4,730
Mechel	642	4,520
Partner Communications Co., Ltd.	398	2,090
Promotora de Informaciones SA*	76	145
Total Investments (Cost $19,436,373)		$13,927,484

*  Non-income producing security for the year ended September 30, 2012.

The securities of the BLDRS Europe Select ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$2,331,063	16.74%
Beverages	651,377	4.68%
Chemicals	165,419	1.19%
Construction & Materials	65,088	0.47%
Fixed Line Telecommunications	560,243	4.02%
Food & Drug Retailers	18,277	0.13%
Food Producers	490,201	3.52%
Gas, Water & Multiutilities	206,792	1.48%
General Industrials	394,187	2.83%
Health Care Equipment & Services	123,974	0.89%
Industrial Engineering	191,468	1.37%
Industrial Metals & Minings	65,615	0.47%
Life Insurance	263,843	1.89%
Media	253,138	1.82%
Mining	734,228	5.27%
Mobile Telecommunications	711,192	5.11%
Oil & Gas Producers	2,646,939	19.01%
Personal Goods	26,269	0.19%
Pharmaceuticals & Biotechnology	2,699,892	19.39%
Software & Computer Services	310,500	2.23%
Technology Hardware & Equipment	451,387	3.24%
Tobacco	472,760	3.39%
Travel & Leisure	93,632	0.67%
Total	$13,927,484	100.00%

BLDRS Europe Select ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2012

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
American Depositary Receipts	$13,927,484	+	$—	$—	$13,927,484
Total	$13,927,484		$—	$—	$13,927,484

+  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Statements of Assets and Liabilities
September 30, 2012

	BLDRS Asia 50 ADR Index Fund	BLDRS Developed Markets 100 ADR Index Fund
Assets:
Investments in securites, at value (cost $36,097,499 and $70,365,022, respectively)	$26,344,033	$48,724,106
Cash	257,479	197,005
Dividend receivable	50,985	199,986
Receivable from Sponsor	25,739	22,879
Receivable for securities sold	7,053	14,538
Total assets	$26,685,289	$49,158,514
Liabilities:
Distribution payable	$267,289	$306,030
Payable for investments purchased	27,798	19,758
Payable to Trustee	2,306	4,989
Professional fees	35,180	35,408
Accrued expenses	8,264	13,223
Total liabilities	340,837	379,408
NET ASSETS	$26,344,452	$48,779,106
Net assets presented by:
Paid-in capital	$46,256,971	$85,562,568
Distributions in excess of net investment income	(267,289)	(48,076)
Accumulated net realized loss on investments transactions	(9,891,764)	(15,094,470)
Net unrealized depreciation of investments	(9,753,466)	(21,640,916)
NET ASSETS	$26,344,452	$48,779,106
Shares of beneficial interest outstanding, unlimited shares authorized: $0.001 per value:	1,100,000	2,450,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$23.95	$19.91

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Statements of Assets and Liabilities
September 30, 2012

	BLDRS Emerging Markets 50 ADR Index Fund	BLDRS Europe Select ADR Index Fund
Assets:
Investments in securites, at value (cost $418,928,408 and $19,436,373, respectively)	$341,593,925	$13,927,484
Cash	814,203	16,301
Dividend receivable	1,024,811	67,369
Receivable from Sponsor	115,069	60,172
Receivable for securities sold	595,197	4,227
Total assets	$344,143,205	$14,075,553
Liabilities:
Distribution payable	$2,215,237	$77,231
Payable to Licensor	178,506	—
Professional fees	35,399	35,168
Payable to Trustee	29,633	1,191
Payable for investments purchased	—	10,954
Accrued expenses	75,803	4,436
Total liabilities	2,534,578	128,980
NET ASSETS	$341,608,627	$13,946,573
Net assets presented by:
Paid-in capital	$492,672,058	$24,066,431
Distributions in excess of net investment income	(39,967)	(76,069)
Accumulated net realized loss on investments transactions	(73,688,981)	(4,534,900)
Net unrealized depreciation of investments	(77,334,483)	(5,508,889)
NET ASSETS	$341,608,627	$13,946,573
Shares of beneficial interest outstanding, unlimited shares authorized: $0.001 per value:	8,700,000	700,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$39.27	$19.92

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2012	2011	2010
Investment Income:
Dividend income*	$861,794	$1,118,826	$1,141,662
Expenses:
Trustee fees	30,081	44,551	55,193
Marketing expenses	—	13,317	22,741
Licensing fees	18,047	26,731	33,116
Professional fees	51,532	35,161	36,921
Other fees and expenses	24,884	13,894	17,609
Total expenses	124,544	133,654	165,580
Less expenses waived by the Licensor	(13,146)	—	—
Less expenses assumed by Sponsor	(21,164)	—	—
Net expenses	90,234	133,654	165,580
Net investment income	771,560	985,172	976,082
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(584,706)	(1,135,362)	(794,051)
Net realized gain (loss) on in-kind redemptions	(623,851)	811,321	3,391,709
Net change in unrealized appreciaton/ depreciation of investments	3,353,881	(3,316,932)	369,833
Net realized and unrealized gain (loss) on investments	2,145,324	(3,640,973)	2,967,491
Net increase (decrease) in net assets resulting from operations	$2,916,884	$(2,655,801)	$3,943,573

*  Net of foreign taxes withheld of $76,086, $96,045 and $105,382 for the years ended September 30, 2012, 2011 and 2010, respectively

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2012	2011	2010
Investment Income:
Dividend income*	$2,051,511	$2,544,523	$2,642,617
Expenses:
Trustee fees	53,881	75,104	74,471
Marketing expenses	—	53,016	41,385
Licensing fees	31,841	45,063	44,686
Professional fees	65,165	36,503	42,601
Other fees and expenses	34,016	15,626	20,288
Total expenses	184,903	225,312	223,431
Less expenses waived by the Licensor	(25,698)	—	—
Net expenses	159,205	225,312	223,431
Net investment income	1,892,306	2,319,211	2,419,186
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(901,233)	(1,153,793)	(6,340,145)
Net realized gain (loss) on in-kind redemptions	(1,976,458)	880,078	15,225
Net change in unrealized appreciaton/ depreciation of investments	9,466,334	(8,247,736)	3,008,371
Net realized and unrealized gain (loss) on investments	6,588,643	(8,521,451)	(3,316,549)
Net increase (decrease) in net assets resulting from operations	$8,480,949	$(6,202,240)	$(897,363)

*  Net of foreign taxes withheld of $196,564, $245,912 and $214,941 for the years ended September 30, 2012, 2011 and 2010, respectively.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2012	2011	2010
Investment Income:
Dividend income*	$10,969,184	$15,895,594	$14,297,405
Expenses:
Trustee fees	403,453	578,254	629,914
Marketing expenses	146,072	660,452	745,171
Licensing fees	242,031	359,541	397,435
Professional fees	244,835	71,514	90,833
Other fees and expenses	173,771	127,942	123,824
Total expenses	1,210,162	1,797,703	1,987,177
Net investment income	9,759,022	14,097,891	12,310,228
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(11,015,444)	(13,684,005)	(13,956,119)
Net realized gain (loss) on in-kind redemptions	(5,294,565)	21,761,973	42,184,899
Net change in unrealized appreciaton/ depreciation of investments	52,417,163	(109,655,277)	24,756,982
Net realized and unrealized gain (loss) on investments	36,107,154	(101,577,309)	52,985,762
Net increase (decrease) in net assets resulting from operations	$45,866,176	$(87,479,418)	$65,295,990

*  Net of foreign taxes withheld of $796,865, $1,074,694 and $1,202,865 for the years ended September 30, 2012, 2011 and 2010, respectively.

See accompanying notes to financial statements.

BLDRS Europe Select ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2012	2011	2010
Investment Income:
Dividend income*	$586,351	$752,656	$793,160
Expenses:
Trustee fees	14,707	21,334	20,313
Licensing fees	8,824	12,800	12,188
Professional fees	44,271	36,284	36,438
Other fees and expenses	19,017	14,033	14,952
Total expenses	86,819	84,451	83,891
Less expenses waived by the Licensor	(8,824)	(12,800)	(12,188)
Less expenses assumed by the Sponsor	(33,876)	(7,649)	(10,764)
Net expenses	44,119	64,002	60,939
Net investment income	542,232	688,654	732,221
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(346,926)	(229,024)	(1,976,068)
Net realized gain (loss) on in-kind redemptions	(358,773)	766,741	276,754
Net change in unrealized appreciaton/ depreciation of investments	2,922,944	(3,493,392)	1,109,183
Net realized and unrealized gain (loss) on investments	2,217,245	(2,955,675)	(590,131)
Net increase (decrease) in net assets resulting from operations	$2,759,477	$(2,267,021)	$142,090

*  Net of foreign taxes withheld of $61,003, $79,966 and $71,714 for the years ended September 30, 2012, 2011 and 2010, respectively.

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2012	2011	2010
Increase (decrease) in net assets:
Operations:
Net investment income	$771,560	$985,172	$976,082
Net realized gain (loss) on investment transactions	(1,208,557)	(324,041)	2,597,658
Net change in unrealized appreciation/ (depreciation) of investments	3,353,881	(3,316,932)	369,833
Net increase (decrease) in net assets resulting from operations	2,916,884	(2,655,801)	3,943,573
Distributions to Unitholders from:
Net investment income	(679,357)	(1,343,389)	(979,828)
Return of capital	(95,294)	(47,837)	—
Total distributions	(774,651)	(1,391,226)	(979,828)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Asia 50 ADR Index Fund shares	—	—	3,688,055
Less redemptions of BLDRS Asia 50 ADR Index Fund shares	(7,158,745)	(10,966,611)	(25,163,937)
Increase/(Decrease) in net assets due to unitholder transactions	(7,158,745)	(10,966,611)	(21,475,882)
Total decrease	(5,016,512)	(15,013,638)	(18,512,137)
Net Assets
Beginning of year	31,360,964	46,374,602	64,886,739
End of year(a)	$26,344,452	$31,360,964	$46,374,602

(a)  Includes distributions in excess of net investment income of $(267,289), $(359,492) and $(1,275) at September 30, 2012, 2011 and 2010, respectively.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2012	2011	2010
Increase (decrease) in net assets:
Operations:
Net investment income	$1,892,306	$2,319,211	$2,419,186
Net realized loss on investment transactions	(2,877,691)	(273,715)	(6,324,920)
Net change in unrealized appreciation/ (depreciation) of investments	9,466,334	(8,247,736)	3,008,371
Net increase (decrease) in net assets resulting from operations	8,480,949	(6,202,240)	(897,363)
Distributions to Unitholders from:
Net investment income	(1,844,406)	(2,286,190)	(2,384,034)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Developed Markets 100 ADR Index Fund shares	—	978,390	13,392,254
Less redemptions of BLDRS Developed Markets 100 ADR Index Fund shares	(12,764,395)	(12,311,465)	(10,506,839)
Increase (decrease) in net assets due to unitholder transactions	(12,764,395)	(11,333,075)	2,885,415
Total decrease	(6,127,852)	(19,821,505)	(395,982)
Net Assets
Beginning of year	54,906,958	74,728,463	75,124,445
End of year(a)	$48,779,106	$54,906,958	$74,728,463

(a)  Includes distributions in excess of net investment income of $(48,076), $(95,976) and $(129,258) at September 30, 2012, 2011 and 2010, respectively.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2012	2011	2010
Increase (decrease) in net assets:
Operations:
Net investment income	$9,759,022	$14,097,891	$12,310,228
Net realized gain (loss) on investment transactions	(16,310,009)	8,077,968	28,228,780
Net change in unrealized appreciation/ (depreciation) of investments	52,417,163	(109,655,277)	24,756,982
Net increase (decrease) in net assets resulting from operations	45,866,176	(87,479,418)	65,295,990
Distributions to Unitholders from:
Net investment income	(9,785,670)	(14,242,362)	(12,327,072)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Emerging Markets 50 ADR Index Fund shares	8,431,020	13,677,055	213,185,593
Less redemptions of BLDRS Emerging Markets 50 ADR Index Fund shares	(112,370,964)	(172,110,637)	(266,008,677)
Decrease in net assets due to unitholder transactions	(103,939,944)	(158,433,582)	(52,823,084)
Total increase (decrease)	(67,859,438)	(260,155,362)	145,834
Net Assets
Beginning of year	409,468,065	669,623,427	669,477,593
End of year(a)	$341,608,627	$409,468,065	$669,623,427

(a)  Includes undistributed (distributions in excess of) net investment income of $(39,967), $(13,319) and $101,162 at September 30, 2012, 2011 and 2010, respectively.

See accompanying notes to financial statements.

BLDRS Europe Select ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2012	2011	2010
Increase (decrease) in net assets:
Operations:
Net investment income	$542,232	$688,654	$732,221
Net realized gain (loss) on investment transactions	(705,699)	537,717	(1,699,314)
Net change in unrealized appreciation/ (depreciation) of investments	2,922,944	(3,493,392)	1,109,183
Net increase (decrease) in net assets resulting from operations	2,759,477	(2,267,021)	142,090
Distributions to Unitholders from:
Net investment income	(525,095)	(677,272)	(661,163)
Return of capital	—	—	(58,729)
Total distributions	(525,095)	(677,272)	(719,892)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Europe Select ADR Index Fund shares	—	3,188,496	3,843,748
Less redemptions of BLDRS Europe Select ADR Index Fund shares	(4,758,774)	(6,051,802)	(1,070,713)
Decrease in net assets due to unitholder transactions	(4,758,774)	(2,863,306)	2,773,035
Total increase (decrease)	(2,524,392)	(5,807,599)	2,195,233
Net Assets
Beginning of year	16,470,965	22,278,563	20,083,330
End of year(a)	$13,946,573	$16,470,965	$22,278,563

(a)  Includes distributions in excess of net investment income of $(76,069), $(93,206) and $(104,588) at September 30, 2012, 2011 and 2010, respectively.

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$22.40	$25.76	$24.49	$25.39	$35.94
Investment operations:
Net investment income(1)	0.62	0.61	0.45	0.50	0.56
Net realized and unrealized gain (loss) on investments	1.57	(3.05)	1.32	(0.49)	(10.31)
Total from investment operations	2.19	(2.44)	1.77	0.01	(9.75)
Less distributions from:
Net investment income	(0.56)	(0.89)	(0.50)	(0.91)	(0.56)
Realized gain on investments	—	—	—	—	(0.24)
Return of capital	(0.08)	(0.03)	—	—	—
Total distributions	(0.64)	(0.92)	(0.50)	(0.91)	(0.80)
Net asset value, end of year	$23.95	$22.40	$25.76	$24.49	$25.39
Total investment return(2)	9.89%	(9.90)%	7.30%	1.06%	(27.48)%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$26,344	$31,361	$46,375	$64,887	$77,428
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.41%	0.30%	0.30%	0.30%	0.23%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.23%
Net investment income before expenses waived and or/assumed	2.45%	2.21%	1.77%	2.41%	1.74%
Net investment income after expenses waived and/or assumed	2.57%	2.21%	1.77%	2.41%	1.74%
Portfolio turnover rate(3)	10.15%	10.53%	7.01%	17.19%	7.49%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$17.71	$20.47	$21.16	$22.31	$32.81
Investment operations:
Net investment income(1)	0.69	0.67	0.66	0.69	0.92
Net realized and unrealized gain (loss) on investments	2.19	(2.76)	(0.68)	(1.07)	(9.84)
Total from investment operations	2.88	(2.09)	(0.02)	(0.38)	(8.92)
Less distributions from:
Net investment income	(0.68)	(0.67)	(0.67)	(0.71)	(0.90)
Realized gain on investments	—	—	—	(0.06)	(0.68)
Total distributions	(0.68)	(0.67)	(0.67)	(0.77)	(1.58)
Net asset value, end of year	$19.91	$17.71	$20.47	$21.16	$22.31
Total investment return(2)	16.61%	(10.68)%	0.06%	(0.98)%	(28.24)%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$48,779	$54,907	$74,728	$75,124	$98,177
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.35%	0.30%	0.30%	0.30%	0.21%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.21%
Net investment income before expenses waived and or/assumed	3.52%	3.09%	3.25%	3.99%	3.14%
Net investment income after expenses waived and/or assumed	3.57%	3.09%	3.25%	3.99%	3.14%
Portfolio turnover rate(3)	4.94%	5.69%	14.19%	12.60%	13.09%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Developed Markets 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$36.08	$45.09	$41.07	$37.94	$52.84
Investment operations:
Net investment income(1)	0.96	1.08	0.79	0.83	1.04
Net realized and unrealized gain (loss) on investments	3.23	(8.94)	4.03	3.15	(14.98)
Total from investment operations	4.19	(7.86)	4.82	3.98	(13.94)
Less distributions from:
Net investment income	(1.00)	(1.15)	(0.80)	(0.85)	(0.96)
Total distributions	(1.00)	(1.15)	(0.80)	(0.85)	(0.96)
Net asset value, end of year	$39.27	$36.08	$45.09	$41.07	$37.94
Total investment return(2)	11.75%	(17.82)%	11.87%	11.02%	(26.73)%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$341,609	$409,468	$669,623	$669,478	$553,969
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.16%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.16%
Net investment income before expenses waived and or/assumed	2.42%	2.35%	1.86%	2.65%	2.03%
Net investment income after expenses waived and/or assumed	2.42%	2.35%	1.86%	2.65%	2.03%
Portfolio turnover rate(3)	12.03%	7.85%	16.38%	13.27%	10.67%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Emerging Markets 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

See accompanying notes to financial statements.

BLDRS Europe Select ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$17.34	$20.25	$21.14	$22.10	$34.07
Investment operations:
Net investment income(1)	0.70	0.68	0.72	0.77	0.99
Net realized and unrealized gain (loss) on investments	2.53	(2.90)	(0.88)	(0.94)	(10.50)
Total from investment operations	3.23	(2.22)	(0.16)	(0.17)	(9.51)
Less distributions from:
Net investment income	(0.65)	(0.69)	(0.67)	(0.76)	(0.98)
Realized gain on investments	—	—	—	—	(1.48)
Return of capital	—	—	(0.06)	(0.03)	—
Total distributions	(0.65)	(0.69)	(0.73)	(0.79)	(2.46)
Net asset value, end of year	$19.92	$17.34	$20.25	$21.14	$22.10
Total investment return(2)	18.99%	(11.43)%	(0.60)%	(0.03)%	(29.72)%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$13,947	$16,471	$22,279	$20,083	$26,516
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.59%	0.40%	0.41%	0.54%	0.34%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and or/assumed	3.40%	3.13%	3.49%	4.27%	3.27%
Net investment income after expenses waived and/or assumed	3.69%	3.23%	3.60%	4.51%	3.31%
Portfolio turnover rate(3)	4.69%	4.09%	17.25%	10.93%	15.85%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Europe Select ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Notes to Financial Statements
September 30, 2012

1. Organization

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios; BLDRS Asia 50 ADR Index Fund ("Asia"), BLDRS Developed Markets 100 ADR Index Fund ("Developed Markets"), BLDRS Emerging Markets 50 ADR Index Fund ("Emerging Markets") and BLDRS Europe Select ADR Index Fund ("Europe"), formerly known as BLDRS Europe 100 ADR Index Fund, (each a "Fund" and collectively the "Funds"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Funds were created to provide investors with the opportunity to purchase units of beneficial interest in the Funds representing proportionate undivided interests in the portfolio of securities held by each respective Fund. The portfolios of the Funds consist of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Mellon Asia 50 ADR Index(SM), The BNY Mellon Developed Markets 100 ADR Index(SM), The BNY Mellon Emerging Markets 50 ADR Index(SM) and The BNY Mellon Europe Select ADR Index(SM), respectively.

Invesco PowerShares Capital Management LLC is the Sponsor of the Trust and The Bank of New York Mellon (formerly The Bank of New York) is the Trustee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation

Portfolio securities are valued at the Nasdaq official closing price of The Nasdaq Stock Market, Inc. (the "Nasdaq Stock Market"), which is deemed to be the principal market on which the securities are traded. If there is no Nasdaq official closing price on the day of valuation, a security is valued at the closing bid price of the Nasdaq Stock Market. If a security is not quoted on the Nasdaq Stock Market, or the principal market of the security is other than the Nasdaq Stock Market, or the Trustee deems the official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued by the Trustee in good faith based (a) on the closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee appraising the value of the securities in good faith, or (e) any combination thereof.

The authoritive guidance for fair value measurements and disclosures defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs ("Levels") that may be used to measure fair value. The three tiers of inputs are summarized at the end of each respective Fund's Schedule of Investments.

The Funds' policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Trust's fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the reporting period.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by each Fund may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Funds declare and distribute dividends, if any, from net investment income quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

Federal Income Tax

The Funds have qualified and intend to continue to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent they distribute all of their investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Funds are subject to authoritative guidance for uncertainties in income tax. Management has analyzed each of the Fund's tax positions taken or expected to be taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2012, no provision for income tax would be required in each respective Fund's financial statements. The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Funds are subject to examinations by such tax authorities for up to three years after the filing of their return for the tax period.

3. Federal Income Tax

At September 30, 2012, the following permanent differences were reclassified within the components of net assets of the Funds, primarily due to the tax treatment of in-kind transactions in all of the Funds, and a tax return of capital in Asia. These reclassifications had no effect on net assets of the Funds.

	Net increase to Undistributed (Distributions in Excess of) Net Investment Income	Net increase (decrease) to Accumulated Net Realized Gain (Loss) on Investment	Net increase (decrease) to Paid in Capital
Asia	$95,294	$943,339	$(1,038,633)
Developed Markets	—	2,706,769	(2,706,769)
Emerging Markets	—	10,238,026	(10,238,026)
Europe	—	589,842	(589,842)

Distributions during the fiscal year ended September 30, 2012, 2011 and 2010 were characterized for tax purposes as follows:

	Ordinary Income Year Ended September 30,			Long-Term Capital Gains Year Ended September 30,
	2012	2011	2010	2012	2011	2010
Asia	$679,357	$1,343,389	$979,828	$—	$—	$—
Developed Markets	1,844,406	2,286,190	2,384,034	—	—	—
Emerging Markets	9,785,670	14,242,362	12,327,072	—	—	—
Europe	525,095	677,272	661,163	—	—	—

	Tax Return of Capital Year Ended September 30,
	2012	2011	2010
Asia	$95,294	$47,837	$—
Developed Markets	—	—	—
Emerging Markets	—	—	—
Europe	—	—	58,729

Under the enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At September 30, 2012, the components of accumulated earnings/deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Net Unrealized Appreciation/ (Depreciation)	Accumulated Capital and other Losses*	Total Accumulated Deficit
Asia	$—	$(10,319,581)	$(9,325,650)	$(19,645,231)
Developed Markets	257,953	(23,861,951)	(12,873,435)	(36,477,433)
Emerging Markets	2,175,270	(82,470,495)	(68,552,968)	(148,848,193)
Europe	1,162	(6,006,430)	(4,037,360)	(10,042,628)

*  Under current tax regulations, capital losses on securities transactions realized after October 31 ("Post-October Losses") may be deferred and treated as occurring on the first business day of the following fiscal year. Under the enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to defer certain net investment losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. The Accumulated Capital and other Losses include Post-October capital losses of $543,547 for Asia, $683,188 for Developed Markets, $10,891,368 for Emerging Markets and $303,840 for Europe.

Pursuant to the Code, the Funds' capital loss carryforwards will expire as follows:

	2017	2018	2019	Short-Term Loss Carryforward No Expiration	Long-Term Loss Carryforward No Expiration	Total
Asia	$3,330,400	$4,149,037	$298,791	$—	$1,003,875	$8,782,103
Developed Markets	681,358	8,058,923	2,608,098	52,750	789,118	12,190,247
Emerging Markets	31,056,295	10,088,950	1,412,302	—	15,104,056	57,661,603
Europe	325,340	2,226,447	1,078,809	9,531	93,393	3,733,520

4. Transactions with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and for fees to The Bank of New York Mellon (the "Licensor") for a license to use the BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index and BNY Mellon Europe Select ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of its average net assets subject to the waiver provisions discussed on the following page.

In accordance with the Trust Agreement, the Trustee maintains the Funds' accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund's portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as a Percentage of Net Assets
$0–$499,999,999*	10/100 of 1% per annum
$500,000,000–$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the year ended September 30, 2012, 2011 and 2010, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2012, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor first waived licensing fees applicable to the Fund and, if such waiver was insufficient, the Sponsor thereafter reimbursed the Fund for or assumed such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the fiscal year ended September 30, 2012, 2011 and 2010, the Licensor waived and the Sponsor reimbursed the following expenses incurred by the Funds:

	License Fees Waived by Licensor Year Ended September 30,			Expenses Assumed by the Sponsor Year Ended September 30,
	2012	2011	2010	2012	2011	2010
Asia	$13,146	$—	$—	$(21,164)	$—	$—
Developed Markets	25,698	—	—	—	—	—
Emerging Markets	—	—	—	—	—	—
Europe	8,824	12,800	12,188	33,876	7,649	10,764

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

5. Related Party Transactions

During the fiscal year ended September 30, 2012, 2011 and 2010, the Funds paid $168,031, $191,877, and $360,133, respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group is an affiliate of the Trustee.

6. Transactions in Shares of the BLDRS Index Funds Trust

Transactions in shares are as follows:

	For the Year ended September 30,
	2012	2011	2010
	Shares	Shares	Shares
Asia shares sold	—	—	150,000
Asia shares redeemed	(300,000)	(400,000)	(1,000,000)
Net increase (decrease)	(300,000)	(400,000)	(850,000)
Developed Markets shares sold	—	50,000	650,000
Developed Markets share redeemed	(650,000)	(600,000)	(550,000)
Net increase (decrease)	(650,000)	(550,000)	100,000
Emerging Markets shares sold	200,000	300,000	5,000,000
Emerging Markets shares redeemed	(2,850,000)	(3,800,000)	(6,450,000)
Net increase (decrease)	(2,650,000)	(3,500,000)	(1,450,000)
Europe shares sold	—	150,000	200,000
Europe shares redeemed	(250,000)	(300,000)	(50,000)
Net increase (decrease)	(250,000)	(150,000)	150,000

The shares of the Funds are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Asia 50 ADR Clearing Process, BLDRS Developed Markets 100 ADR Clearing Process, BLDRS Emerging Markets 50 ADR Clearing Process and BLDRS Europe Select ADR Clearing Process is $10 per security "name" in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the listed above Clearing Processes is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For fiscal years ended September 30, 2012, 2011 and 2010, the Trustee earned the following amounts in transaction fees:

	Year Ended September 30,
	2012	2011	2010
Asia	$3,000	$3,000	$8,000
Developed Markets	9,000	8,000	13,000
Emerging Markets	18,000	16,500	48,000
Europe	2,000	5,000	3,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2012, 2011 or 2010.

7. Investment Transactions

For the year ended September 30, 2012, the Funds had purchases and sales of investment securities, excluding securities received or delivered from processing creations or redemptions of the Funds' shares, as follows:

	Purchases	Sales
Asia	$3,056,369	$3,384,020
Developed Markets	2,731,613	2,611,856
Emerging Markets	45,512,194	45,449,535
Europe	757,672	685,026

At September 30, 2012, the Funds' cost of investments for federal income tax purposes and unrealized appreciation/(depreciation) was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Asia	$36,663,614	$1,787,699	$(12,107,280)	$(10,319,581)
Developed Markets	72,586,057	1,095,012	(24,956,963)	(23,861,951)
Emerging Markets	424,064,420	24,746,461	(107,216,956)	(82,470,495)
Europe	19,933,914	444,925	(6,451,355)	(6,006,430)

8. Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were available to be issued. Except for the below, management has determined that there are no material events that would require disclosure in the Funds' financial statements through this date.

Effective November 16, 2012, in accordance with the terms of the Trust Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, including BNY ConvergEx Group, but will not include affiliates of the Sponsor.

Supplemental Information (Unaudited)

BLDRS Asia 50 ADR Index Fund
BLDRS Developed Markets 100 ADR Index Fund
BLDRS Emerging Markets 50 ADR Index Fund
BLDRS Europe Select ADR Index Fund

I. Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution For Each BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund's net asset value. Net Asset Value, or "NAV", is the price at which a Fund issues and redeems shares. The "Closing Market Price" of shares in each BLDRS Fund is determined and published by The Nasdaq Stock Market, as of the time that the Funds' NAV is calculated. Each Fund's Closing Market Price may be below, at, or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from October 1, 2011 through September 30, 2012.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

Supplemental Information (Unaudited) (continued)

  BLDRS Asia 50 ADR Index Fund

  October 1, 2011 through September 30, 2012

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	31	96.87%	195	89.04%
>0.50% to 1.00%	1	3.13%	24	10.96%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	32	100.00%	219	100.00%

  BLDRS Developed Markets 100 ADR Index Fund

  October 1, 2011 through September 30, 2012

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	27	100.00%	223	99.55%
>0.50% to 1.00%	0	0.00%	1	0.45%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	27	100.00%	224	100.00%

  BLDRS Emerging Markets 50 ADR Index Fund

  October 1, 2011 through September 30, 2012

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	64	100.00%	187	100.00%
>0.50% to 1.00%	0	0.00%	0	0.00%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	64	100.00%	187	100.00%

  BLDRS Europe Select ADR Index Fund

  October 1, 2011 through September 30, 2012

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	120	98.36%	128	99.22%
>0.50% to 1.00%	2	1.64%	1	0.78%
>1.00% to 2.00%	0	0.00%	0	0.00%
Total	122	100.00%	129	100.00%

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

Supplemental Information (Unaudited) (continued)

II. Cumulative and Average Annual Returns for each BLDRS Fund

Average Annual Total Returns

For The Period Ending September 30, 2012

	Past One Year(1)			Past Five Year(1)			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	9.89%	9.48%	8.66%	(4.88)%	(4.91)%	(5.86)%	6.76%	6.67%	6.30%
BLDRS Developed	16.61%	16.19%	16.43%	(5.83)%	(5.87)%	(6.03)%	6.34%	6.34%	6.42%
BLDRS Emerging	11.75%	11.94%	12.15%	(3.53)%	(3.52)%	(3.41)%	15.59%	15.50%	15.64%
BLDRS Europe	18.99%	18.86%	19.35%	(5.95)%	(5.93)%	(5.81)%	6.81%	6.77%	7.11%

Cumulative Total Returns

For The Period Ending September 30, 2012

	Past One Year(1)			Past Five Year(1)			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	9.89%	9.48%	8.66%	(22.15)%	(22.25)%	(26.10)%	90.82%	89.18%	82.97%
BLDRS Developed	16.61%	16.19%	16.43%	(25.95)%	(26.09)%	(26.76)%	83.56%	83.62%	84.99%
BLDRS Emerging	11.75%	11.94%	12.15%	(16.43)%	(16.40)%	(15.94)%	318.54%	315.33%	320.85%
BLDRS Europe	18.99%	18.86%	19.35%	(26.41)%	(26.35)%	(25.89)%	91.69%	90.98%	97.19%

(1)  Average and Cumulative Annual Total Returns for the period since inception is calculated from the inception date of November 8, 2002. "Cumulative Total Return" represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in each Fund at market closing price and net asset value, respectively. Since Fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage

Supplemental Information (Unaudited) (continued)

commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

BLDRS Index Funds Trust

Sponsor

Invesco PowerShares Capital Management, LLC
301 West Roosevelt Road
Wheaton, IL 60187

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Jones Day
222 East 41st Street
New York, NY 10017

P-BLDRS-AR-1